Borrowings - Schedule of current and non-current borrowings (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current
Bank loans	£ 460	£ 381
Bonds	2,841	1,638
Commercial paper	1,444	840
Lease liabilities	114	96
Current portion of non-current borrowings	4,859	2,955
Non-current
Bank loans	2,434	2,557
Bonds	39,114	36,855
Lease liabilities	665	618
Non-current portion of non-current borrowings	42,213	40,030
Total borrowings	£ 47,072	£ 42,985	£ 45,465